Operations of the company	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operations of the company	Operations of the Company
The Company is a leading producer and distributor of consumer products in cannabis, including hemp-derived THC products, with a mission to improve lives by providing clarity around cannabis and confidence around consumption. As a vertically integrated, high-growth cannabis operator known for quality, expertise and reliability, the Company and its brands, including Curaleaf, Find, JAMS, Grassroots, Select and its line of Zero Proof seltzers, provide industry-leading services, product selection and accessibility across the medical and adult use markets in the United States (“U.S.”). Internationally, the Company has a cannabis business with licensed cultivation in Portugal and Canada, pharma grade cannabis processing and manufacturing facilities in Germany, Spain, Canada, Portugal and the United Kingdom (“U.K.”) and licensed distribution of cannabis in Germany, Poland, Canada, Switzerland and the U.K. In the U.K., the Company also operates a medical cannabis clinic and holds a pharmacy license, enabling the retail supply of medical cannabis directly to patients. Finally, the Company supplies cannabis on a wholesale basis to Australia, New Zealand, U.K. and across Europe, including Germany, Italy, Poland, Czech Republic, Switzerland, Sweden and Norway.
Prior to December 14, 2023, the Company’s subordinate voting shares (“SVS”) were listed on the Canadian Securities Exchange (“CSE”) under the symbol “CURA” and quoted on the OTCQX® Best Market under the symbol “CURLF”. On December 14, 2023, the Company’s SVS were listed and commenced trading on the Toronto Stock Exchange (the “TSX”) under the symbol “CURA” (the “TSX Listing”) and the Company's SVS were delisted from the CSE at the close of markets on December 13, 2023.
The principal business address of the Company is located at 290 Harbor Drive, Stamford, Connecticut 06902. The Company’s registered and records office address is located at Suite 1700-666 Burrard Street, Vancouver, British Columbia, Canada.